Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Payments to suppliers and employees	$ (2,596,997)	$ (2,467,764)
Proceeds from related party borrowings		34,603
Finance costs		(7,776)
Grants received	75,322	111,218
VAT refund received/(paid)	7,027	(49,070)
Taxes paid	(658,472)
Merger expenses paid	(11,949,234)
Net cash (used in) operating activities	(15,122,354)	(2,378,789)
Cash flows from investing activities
Payments for exploration and evaluation	(1,068,572)	(2,993,578)
Investment in joint venture	(5,000,000)
Cash at acquisition of Sizzle merger	9,835,289
Net cash provided by (used in) investing activities	3,766,717	(2,993,578)
Cash flows from financing activities
Cash from the issue of shares	1,060,938
Cash from the exercise of warrants for shares	6,170,683
Transfer of cash from unrestricted to restricted	(15,000,000)
Cash received in respect of offtake prepayment	15,000,000
Funding from related party	4,234,254
Proceeds from capital contributions	1,127,417	5,368,057
Repayment of lease liability	(24,483)
Net cash provided by financing activities	12,568,809	5,368,057
Net increase/(decrease) in cash and cash equivalents	1,213,172	(4,310)
Cash and cash equivalents at beginning of year	137,451	136,097
Effects on exchange rate fluctuations on cash held	(91,381)	5,664
Cash and cash equivalents at end of year	$ 1,259,242	$ 137,451